ACCRUED EXPENSES AND OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	March 31,	December 31,
	2021	2020
Professional fees	$315,830	$13,755
Deferred grant revenue	100,215	159,047
Accrued research and development	57,655	72,906
Accrued scientific advisory board fees	60,032	60,032
Other accrued liabilities	80,810	39,052
Total accrued expenses and other liabilities	$614,542	$344,792

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2020	2019
Accrued research and development	$72,906	$1,141,727
Deferred grant revenue	159,047	279,808
Accrued scientific advisory board fees	60,032	58,794
Other accrued liabilities	52,807	11,331
Total accrued expenses and other liabilities	$344,792	$1,491,660